Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005443 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005443 | Microchip Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005443 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005443 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005443 | Teleflex
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005443 | Domino's Pizza
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005443 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005443 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005443 | Ball
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005443 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000005443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000005443 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000005443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000005443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005443 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005444 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005444 | Microchip Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005444 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005444 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005444 | Teleflex
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005444 | Domino's Pizza
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005444 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005444 | Textron
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005444 | Ball
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005444 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000005444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000005444 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000005444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000005444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%